PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Prepaid expenses [Line Items]
Prepaid Expenses and Other Current Assets
5.	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Vendor prepayments	$15,361	$—
Deferred offering costs	3,842	—
Other	4,276	3,890

Total prepaid expenses and other current assets	$23,479	$3,890